12.Transactions with related parties	12 Months Ended
Dec. 31, 2018
Transactions With Related Parties
Transactions with related parties

12.Transactions with related parties

12.1.   Transportation and consulting services with entities controlled by the controlling shareholder

All agreements related to transportation and consulting services are held by GLA. The related parties for these services are listed below, together with the object of the agreements and their main contractual conditions:

•      Viação Piracicabana Ltda.: provides airport shuttle services for passengers, luggage and employees. As of July 1, 2017, an Assignment Agreement was entered into between Breda Transportes e Serviços S.A. (“Assignor”) and Viação Piracicabana Ltda. (“Assignee”), through which the Assignee will be responsible for the rights and obligations as of the execution of the Assignment Agreement.

•      Expresso União: provides transportation to employees. This agreement was terminated in March 2017.

•      Pax Consultoria Empresarial e Participações Ltda.: provides consulting and advisory services, and the agreement has no expiration date. Pax Consultoria Empresarial e Participações Ltda. transferred in irrevocable and irretrievable its rights and obligations in the contract entered with GLA to Mobitrans Administração e Participações S.A.

•      Aller Participações: flight transportation of cargo provided by GLA to the its customers on its scheduled or similar flights, and the agreement has no expiration date.

•      Limmat Participações S.A.: flight transportation of cargo provided by GLA to the its customers on its scheduled or similar flights, and the agreement has no expiration date.

•      Expresso Caxiense S.A.: provides airport shuttle services for passengers, luggage and employees, and the agreement expires on September 26, 2019.

For the year ended December 31, 2018, GLA recognized total expenses related to these services of R$12,237 (R$13,013 for the year ended December 31, 2017). As of December 31, 2018, the balance payable to related parties was R$504 (R$769 as of December 31, 2017), and was mainly related to services provided by Viação Piracicabana Ltda.

12.2.   Contracts account opening UATP (“Universal Air Transportation Plan”) to grant credit limit

In September 2011, GLA entered into agreements with the related parties Empresa de Ônibus Pássaro Marrom S.A., Viação Piracicabana Ltda., Thurgau Participações S.A., Comporte Participações S.A., Quality Bus Comércio De Veículos S.A., Empresa Princesa Do Norte S.A., Expresso União Ltda., Oeste Sul Empreendimentos Imobiliários S.A. SPE., Empresa Cruz De Transportes Ltda., Expresso Maringá do Vale S.A., Glarus Serviços Tecnologia e Participações LTDA., Expresso Itamarati S.A., Transporte Coletivo Cidade Canção Ltda., Turb Transporte Urbano S.A., Vaud Participações S.A., Aller Participações S.A. and BR Mobilidade Baixada Santista S.A. SPE, all with no expiration date, whose purpose is to issue credits to purchase airline tickets issued by the Company. The UATP account (virtual card) is accepted as a payment method on the purchase of airline tickets and related services, seeking to simplify billing and facilitate payment between the participating companies.

12.3.   Agreement to use VIP lounge

On April 9, 2012, the Company entered into an agreement with Delta Air Lines Inc. (“Delta Air Lines”) for the mutual use of VIP lounge, with expected payments between the companies of US$20 per passenger. On August 30, 2016, the companies signed a contractual amendment establishing a prepayment for the use of VIP lounge in the amount of US$3,000. As of December 31, 2018, the outstanding balance was R$4,741, recorded under “Advances from customers” (R$6,779 as of December 31, 2017).

12.4.   Contract for maintenance of parts and financing engine maintenance

In 2010, GLA entered into an engine maintenance service agreement with Delta Air Lines. The maintenance agreement was renewed on December 22, 2016 and will expire on December 31, 2020.

On January 31, 2017, GLA entered into a loan agreement with Delta Air Lines in the amount of US$50 million, maturing on December 31, 2020, with a refund obligation to be performed by the Company, GLA and Gol Finance, pursuant to the refund agreement entered into on August 19, 2015, with personal guarantee granted by the Company to GAC. Under the terms of this agreement, the Company holds flexible payment maturities regarding engine maintenance services, through a credit limit available. In the year ended December 31, 2018, expenses incurred for components maintenance services provided by Delta Air Lines amounted to R$357,619 (R$403,195 in the year ended December 31, 2017). As of December 31, 2018, the outstanding balance with Delta Air Lines recorded under “Suppliers” totaled R$211,087 (R$372,511 as of December 31, 2017).

12.5.   Handling agreement

On November 4, 2018, the subsidiary GLA entered into an agreement with Delta Air Lines  for handling services in Miami and Orlando airports, the agreements expire on November 3, 2021. During the year ended December 31, 2018, the total expenses related to this transaction was R$1,433 recorded in “passenger service expenses”.

12.6.   Term loan guarantee

On August 31, 2015, through its subsidiary Gol Finance, the Company issued a term loan in the amount of US$300 million, with a term of 5 years and effective interest rate of 6.7% p.a. The Term Loan has an additional backstop guarantee provided by Delta Air Lines. During the year ended December 31, 2018, the Company recorded an amount of R$11,765 in the financial expenses related to the additional guarantee, equivalent to 1.0% per year, as established on the agreement. For additional information, see Note 16.

12.7.   Commercial partnership and maintenance agreement

On February 19, 2014, the Company signed a long-term strategic partnership agreement for long-term business cooperation with Air France-KLM with the purpose of sales activities improvements and codeshare expansion and mileage programs benefits between the companies for the customers in the Brazilian and European markets. The agreement provides for the incentive investment in the Company in the amount of R$112,152, fully received by the Company. The agreement will mature within 5 years and the installments will be amortized on a monthly basis. As of December 31, 2018, the Company had deferred revenue in the amount of R$8,565 recorded in "Other liabilities" in current liabilities (R$20,557 and R$3,426 as of December 31, 2017, recorded in current and noncurrent liabilities, respectively).

On January 1, 2017, the Company entered into an agreement to expand its strategic partnership with Air France-KLM in order to include engine maintenance and repair services. In the year ended December 31, 2018, expenses incurred for components maintenance services provided by Air France-KLM amounted to R$151,936 (R$159,562 as of December 31, 2017). As of December 31, 2018, the Company had an outstanding balance with Air France-KLM recorded under suppliers in the amount of R$170,673 (R$157,264 as of December 31, 2017).

12.8.   Agreements with Smiles

Operating agreement: The operating agreement determines commercial and operational relations between the Company, GLA and Smiles, as well as exclusiveness characteristics related to the Smiles Program. The 20-year operating agreement will be automatically renewed for successive five-year periods if neither party objects at least two years prior to its expiration. If a party is given notice of non-renewal, it may terminate the agreement early by providing written notification to the other party six months prior to the termination date.

Back office services agreement: On December 28, 2012, GLA entered into a back office services agreement with Smiles, which contains the terms, conditions and levels of certain services in connection with back office activities including controllership, accounting, internal controls and auditing, finance, information technology, call center, inventory and legal matters. The three-year Back Office Services Agreement is automatically renewed for successive three-year periods if neither party objects 12 months prior to its expiration. Smiles may terminate portions of the Back Office Services Agreement at any time by providing prior written notice to GLA.

Main miles and tickets purchase agreement: this agreement sets the prices and the terms and conditions for the purchase of miles and sales of tickets.

Advance airline ticket purchase agreement: The Company had advance ticket purchase agreements with GLA. Under these agreements, early payments are carried out through the delivery of airline tickets to customers in the Smiles Program in exchange for miles redeemed. On September 27, 2018, the Company entered in a new Agreement in the amount of R$600 million. Disbursements related to this agreement will be updated at the rate of 115% of CDI.

All the balances and transactions between the Company, GLA and Smiles were eliminated in the consolidated financial statements.

12.9.   Remuneration of key management personnel

	12/31/2018	12/31/2017	12/31/2016
Salaries, bonus and benefits (*)	75,979	57,838	38,134
Related taxes and charges	11,062	6,019	4,690
Share-based payments	10,234	11,219	11,226
Total	97,275	75,076	54,050

(*) Includes the Board of Directors’ and Audit Committee’s compensation.

As of and for the years ended December 31, 2018, 2017 and 2016 the Company did not offer post-employment benefits, and there were no severance benefits or other long-term benefits for the management and other employees. Specific benefits can be provided to the Company’s key management personnel, limited to a short-term period.